Submission	May 15, 2025
Submission [Line Items]
Central Index Key	0001773427
Registrant Name	SpringWorks Therapeutics, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES